Debt - Equipment Loan (Details) - USD ($) $ in Thousands	Jul. 27, 2023	Apr. 19, 2023	Oct. 13, 2024	Apr. 28, 2024	Apr. 30, 2023	Jun. 04, 2021
Debt Instrument [Line Items]
Interest rate						1.07%
Unamortized debt issuance costs and discounts			$ 35,216	$ 35,433	$ 6,367
Equipment loan
Debt Instrument [Line Items]
Face amount	$ 5,000	$ 11,500
Periodic payment	$ 188	$ 431
Interest rate	12.00%	12.00%
Unamortized debt issuance costs and discounts			2,899	3,285	2,770
Debt issuance costs, net of amortization			53	60	76
Debt discount			$ 2,846	$ 3,225	$ 2,694